UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	2/29/2024

Item 1 – Reports to Stockholders –

PGIM NATIONAL MUNI FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM National Muni Fund informative and useful. The report covers performance for the six-month period ended February 29, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM National Muni Fund

April 15, 2024

PGIM National Muni Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 2/29/24
		(with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	3.74	1.72	0.95	2.02	—

Class C	3.20	3.12	0.75	1.53	—

Class Z	3.88	5.33	1.86	2.60	—

Class R6	3.84	5.41	1.92	N/A	2.01 (12/4/2017)

Bloomberg 1-15 Year Municipal Index

	3.69	4.62	1.84	2.31	—

Average Annual Total Returns as of 2/29/24 Since Inception (%)

Class R6
(12/4/2017)
Bloomberg 1-15 Year Municipal Index	2.07

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg 1-15 Year Municipal Index—The Bloomberg 1–15 Year Municipal Index (Index) is a subset of the Bloomberg US Municipal Index that covers the USD-denominated long-term tax-exempt bond market. The Bloomberg US Municipal Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Index contains bonds with maturities between 1 and 15 years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM National Muni Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	10.9

AA	40.8

A	34.1

BBB	6.5

Not Rated	5.0

Cash/Cash Equivalents	2.7

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

			Taxable Equivalent			Taxable Equivalent
	Total		30-Day Subsidized			30-Day Unsubsidized
	Distributions	SEC 30-Day	Yield*** at Federal		SEC 30-Day	Yield*** at Federal
	Paid for	Subsidized	Tax Rates of		Unsubsidized	Tax Rates of
	Six Months ($)	Yield* (%)	37.0%	40.8%	Yield** (%)	37.0%	40.8%

Class A	0.19	2.99	4.75	5.05	2.96	4.70	5.00

Class C	0.13	2.20	3.49	3.72	2.17	3.44	3.67

Class Z	0.21	3.35	5.32	5.66	3.30	5.24	5.57

Class R6	0.21	3.42	5.43	5.78	3.37	5.35	5.69

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM National Muni Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM National Muni Fund		Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,037.40	0.62%	$3.14

	Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12

Class C	Actual	$1,000.00	$1,032.00	1.52%	$7.68

	Hypothetical	$1,000.00	$1,017.30	1.52%	$7.62

Class Z	Actual	$1,000.00	$1,038.80	0.36%	$1.82

	Hypothetical	$1,000.00	$1,023.07	0.36%	$1.81

Class R6	Actual	$1,000.00	$1,038.40	0.29%	$1.47

	Hypothetical	$1,000.00	$1,023.42	0.29%	$1.46

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.3%

MUNICIPAL BONDS 95.3%

Alabama 3.0%

Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	7,815	$7,829,226
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,851,861
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,210,520
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	2,285	2,277,849
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	2,000	2,010,747
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,013,128
Jefferson Cnty. Swr. Rev.,
Warrants, Rfdg.	5.250	10/01/41	1,500	1,679,841
Mobile Indl. Dev. Brd. Rev.,
Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	959,608
Selma Indl. Dev. Brd. Rev.,
Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,548,779
Southeast Alabama Gas Sply. Dist. Rev.,
Proj. No. 2, Series A (Mandatory put date 06/01/24)	4.000(cc)	06/01/49	1,365	1,364,101
Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)(hh)	5.000(cc)	06/01/49	2,000	2,126,425
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	2,500	2,647,221

				31,519,306

Alaska 0.9%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,765,239
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,458,382
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,671,823
Alaska Muni. Bond Bank Auth. Rev.,
Rfdg.	5.000	12/01/26	1,350	1,418,890
Northern Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,094,747

				9,409,081

See Notes to Financial Statements.

PGIM National Muni Fund 9

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona 3.5%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B (Mandatory put date 04/01/24)	5.540%(cc)	01/01/37	2,280	$2,159,774
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp. Proj., Series A, Rfdg.	5.000	02/01/28	1,000	1,078,691
Phoenix Children’s Hosp., Series A	5.000	02/01/29	650	715,315
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	336,167
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/48	3,000	3,217,111
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/53	1,750	1,861,607
Chandler Indl. Dev. Auth. Rev.,
Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,037,256
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Banner Hlth., Series A	5.000	01/01/41	1,140	1,200,158
Maricopa Cnty. Spl. Healthcare Dist.,
Series D, GO	5.000	07/01/28	850	927,358
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,165,613
Jr. Lien, Series B, AMT	5.000	07/01/49	1,630	1,681,972
Series A, AMT	5.000	07/01/47	2,000	2,059,148
Sr. Lien, AMT	5.000	07/01/48	2,000	2,071,420
Pima Cnty. Ind. Dev. Auth. Rev.,
AZ Chart. Schs. Proj., Series R, Rfdg.	4.000	07/01/26	2,685	2,640,382
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Forward Delivery Salt River Proj., Series A, Rfdg.	5.000	01/01/27	1,200	1,275,117
Salt River Proj., Series A	5.000	01/01/47	1,925	2,126,769
Salt River Proj., Series B	5.250	01/01/53	4,000	4,475,409
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,685	2,859,752
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,242,477

				36,131,496

Arkansas 0.3%

Fayetteville Sales & Use Tax Rev.,
Sales & Use Tax	2.875	11/01/32	3,000	3,035,848

California 2.4%

Anaheim Pub. Fing. Auth. Lease Rev.,
Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	1,395	1,414,329

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

California Hlth. Facs. Fing. Auth. Rev.,
Initial Entrance Fees, Series A	3.850%	11/15/27	1,000	$997,550
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,015,147
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,070,051
California St.,
GO	5.000	03/01/45	3,000	3,055,562
Freddie Mac Multifamily Variable Rate Cert. Rev.,
FRETE 2023, Series 2023 ML-18, Class X-CA	1.441(cc)	09/25/37	29,728	3,096,006
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,423,834
Series A	5.500	11/15/37	1,000	1,133,429
Los Angeles Calif. Dept. Arpts. Rev.,
Sr. Series C, AMT	5.000	05/15/28	1,075	1,147,004
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,053,791
Los Angeles California Dept. Arpts. Rev.,
Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	4,170	4,465,331
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,000	2,560,599
Pittsburg Redev. Agcy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	2.973(t)	08/01/25	2,000	1,917,786
Walnut Energy Ctr. Auth. Rev.,
Rfdg.	5.000	01/01/34	800	805,858

				25,156,277

Colorado 5.7%

Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,361,695
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	1,814,082
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/29	2,070	2,241,110
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/34	2,500	2,691,806
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	2,490	2,524,892
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	7,208,230
Intermountain Healthcare, Series C, Rfdg. (Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,100	3,349,084
SCL Hlth. Sys., Series B, Rfdg.	4.000	01/01/40	3,060	3,090,118

See Notes to Financial Statements.

PGIM National Muni Fund 11

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Colorado Springs Co. Util. Sys. Rev.,
Series A-4	5.000%	11/15/43	3,080	$3,278,680
Colorado St., COP	6.000	12/15/39	4,000	4,851,349
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,117,574
Series A, Rfdg., AMT	5.000	11/15/29	3,000	3,268,640
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,139,983
Series A, Rfdg., AMT	5.500	11/15/42	1,875	2,102,635
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,181,074
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,121,456
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,119,864
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,441,118
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,130	1,193,152
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,158,013
E-470 Pub. Hwy. Auth. Rev.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	1,160	1,247,521
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,275	1,400,293
Sr. Series B, NATL	3.024(t)	09/01/25	2,140	2,045,454
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	426,800
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	434,825

				58,809,448

Connecticut 1.2%

Connecticut St.,
Series B, GO, Rfdg.	5.000	05/15/25	2,120	2,169,722
Connecticut St. Hlth. & Ed. Facs. Auth. Rev.,
Rmkt., Series 2015-A, Rfdg. (Mandatory put date 07/12/24)	0.375(cc)	07/01/35	1,000	984,369
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,218,232
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,560,743
Series B, Rfdg.	5.000	07/01/31	3,000	3,489,560
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,348,421

				12,771,047

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia 2.4%

Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000%	07/01/49	1,275	$1,226,272
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,399,701
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,293,195
Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,259,642
Series A, Rfdg.(hh)	5.000	10/01/34	1,200	1,472,562
Series C, Rfdg.	5.000	12/01/28	1,500	1,666,509
Dist. of Columbia Wtr. & Swr. Auth. Rev.,
Sub. Lien, Series A, Rfdg.	5.000	10/01/39	1,710	1,755,375
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev.,
Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,100,050
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,647,195
Rfdg., AMT	5.000	10/01/26	3,860	4,011,928
Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,811,168
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,005,486

				24,649,083

Florida 6.8%

Brevard Cnty. Hlth. Facs. Auth. Rev.,
Hlth. First Oblig. Grp., Series A, Rfdg.	5.000	04/01/47	445	470,057
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,025,502
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,169,899
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,004,396
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,623,571
Sr. Lien, Series D	5.000	07/01/29	780	866,879
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	770	785,366
Florida Dev. Fin. Corp. Rev.,
Mater Academy Proj., Series A	5.000	06/15/56	2,380	2,342,145
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	567,435
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,250	1,263,241
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,453,596
Florida Insurance Assistance Interlocal Agcy., Inc. Rev.,
Series A, Rfdg.	5.000	09/01/24	3,000	3,028,349
Fort Lauderdale Wtr. & Swr. Rev.,
Enabling Wrks. Proj., Series A	5.500	09/01/53	2,500	2,842,424

See Notes to Financial Statements.

PGIM National Muni Fund 13

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000%	10/01/42	5,000	$5,184,370
Series A, AMT	5.000	10/01/28	1,500	1,596,357
Series A, AMT	5.000	10/01/38	1,810	1,918,594
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,626,476
Jacksonville Hsg. Auth. Rev.,
Westwood Apartments	5.000	02/01/34	3,200	3,488,936
Julington Creek Plantation CDD,
Spl. Assmt., AGM	4.625	05/01/54	1,560	1,560,354
Lee Cnty. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,196,044
Martin Cnty. Hlth. Facs. Auth. Rev.,
Cleveland Clinic Hlth. Sys. Oblig. Grp., Hosp. Revs, Series A, Rfdg.	4.000	01/01/46	2,200	2,126,232
Miami Beach Redev. Agcy.,
Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,502,359
Miami Dade Cnty. Wtr. & Swr. Sys. Rev.,
Sub. Series	5.000	10/01/27	2,215	2,368,698
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,371,863
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,584,595
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,026,765
Orlando Util. Commn. Rev.,
Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,047,595
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	506,874
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,258,419
South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,091,035
St. John’s Cnty. Hsg. Fin. Auth. Rev.,
Oaks at St. John, Series A (Mandatory put date 07/01/25)	3.550(cc)	07/01/27	1,000	996,385
Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	295	300,966
Spl. Assmt., Rfdg.	4.000	05/01/28	310	315,932
Spl. Assmt., Rfdg.	4.000	05/01/29	325	330,798
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	2,660	2,215,250
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,630	1,435,438

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Vlg. CDD No. 13, (cont’d.)
Spl. Assmt.	3.375%	05/01/34	470	$423,710
Spl. Assmt., 144A	2.625	05/01/30	2,425	2,144,801

				71,061,706

Georgia 4.7%

Atlanta Arpt. Passenger Facs. Charge Rev.,
Sub. Lien, Green Bond, Series E, AMT	5.250	07/01/43	4,000	4,398,997
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/28	3,000	3,218,107
Series B, Rfdg., AMT	5.000	07/01/29	830	901,095
Atlanta Urban Residential Fin. Auth. Rev.,
GE Tower Apartments, Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,763,005
Cobb Cnty. Kennestone Hosp. Auth. Rev.,
Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,990	4,639,303
Columbia Cnty. Hosp. Auth. Rev.,
Rev Anticipation CTFS, Wellstar Hlth. Sys. Inc. Proj., Series A	5.125	04/01/48	1,220	1,291,508
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000	12/01/33	4,000	3,964,939
Fulton Cnty. Dev. Auth. Rev.,
Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	4,265	3,976,048
Georgia Ports Auth. Rev.,
Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,845,619
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	3,000	3,178,662
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,150	2,158,031
Series A (Mandatory put date 09/01/31)	5.000(cc)	05/01/54	2,500	2,674,793
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	1,460	1,464,703
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	5,000	5,020,977
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,170	1,177,765
Monroe Cnty. Dev. Auth. Rev.,
GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	967,638
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	2,050	2,055,709
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,465,221

See Notes to Financial Statements.

PGIM National Muni Fund 15

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)

Priv. Clgs. & Univs. Auth. Rev.,
Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000%	04/01/44	2,120	$2,122,657

				49,284,777

Hawaii 0.4%

Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,009,788
Series A, AMT	5.000	07/01/48	3,000	3,082,217

				4,092,005

Idaho 0.2%

Idaho Hsg. & Fin. Association Rev., Series A	5.250	08/15/48	2,000	2,244,258

Illinois 10.1%

Chicago,
Chicago Works, Series A, GO	5.500	01/01/41	1,000	1,068,996
Series B-Exchange, GO, Rfdg.	4.000	01/01/28	1,855	1,897,537
Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,010,366
Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,321,739
Series B, Rfdg.	5.000	01/01/32	1,500	1,523,314
Sr. Lien, Series D	5.250	01/01/42	2,000	2,081,523
Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,029,299
Chicago Wstewtr. Transmn. Rev., 2nd Lien	5.000	01/01/39	2,550	2,553,438
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/29	5	5,067
2nd Lien Series C, Rmkt., Rfdg. (Pre-refunded date 01/01/25)(ee)	5.000	01/01/29	350	355,153
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	2,450	2,478,281
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,027,144
2nd Lien, Series A	5.000	01/01/47	1,000	1,025,605
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,500,192
2nd Lien, Series A-1	5.000	11/01/27	510	530,983
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,561,853

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Chicago, IL,
Series A, GO, Rfdg.	5.000%	01/01/33	4,000	$4,383,778
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,024,503
Cook Cnty.,
Series A, GO, Rfdg.	5.000	11/15/24	375	379,706
Cook Cnty. Sales Tax Rev.,
Series A, Rfdg.	5.250	11/15/45	2,000	2,208,133
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,568,211
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,210,064
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,218,992
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,552,813
Illinois St.,
GO	5.000	11/01/30	500	523,949
GO	5.000	04/01/31	1,000	1,001,092
GO	5.250	02/01/29	2,000	2,004,246
GO, Rfdg.	5.000	02/01/25	1,680	1,702,048
Series A, GO	5.000	11/01/25	1,500	1,538,684
Series A, GO	5.000	03/01/31	2,095	2,351,054
Series A, GO	5.000	12/01/39	2,500	2,593,044
Series A, GO, Rfdg.	5.000	10/01/28	750	810,782
Series C, GO	5.000	11/01/29	1,100	1,170,908
Series D, GO	5.000	11/01/25	2,995	3,068,077
Series D, GO	5.000	11/01/27	2,815	2,994,052
Series D, GO, Rfdg.	5.000	07/01/24	1,225	1,230,436
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,363,792
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,185,965
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,785,664
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,129,436
Series C	5.000	01/01/39	2,000	2,025,615
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,455	3,900,561
Sr. Series A	5.250	01/01/43	2,005	2,288,064
Metropolitan Pier & Exposition Auth. Dedicated St. Tax
Rev.,
McCormick Place Expansion, Series A, CABS, NATL	3.775(t)	12/15/34	10,000	6,678,169
McCormick Place Expansion, Series A, CABS, NATL	4.098(t)	06/15/37	7,500	4,373,570
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/27	3,160	3,301,369
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	1,100	1,149,211
Tob. Set. Funded, ETM(ee)	5.000	06/01/24	1,680	1,685,802

See Notes to Financial Statements.

PGIM National Muni Fund 17

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Regl. Trans. Auth. Rev.,
Series A	4.000%	06/01/37	3,605	$3,627,426
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,321,895
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,644,834
Sr. Series D	5.000	01/01/35	600	686,642
Sr. Series D	5.000	01/01/36	550	621,394
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,000,870

				105,275,341

Indiana 1.5%

Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,356,251
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,310,514
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg.,
AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	585,912
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
City Moral Oblig., Sub. Series F-1, BAM	5.250	03/01/67	4,000	4,290,257
Indianapolis Arpt. Auth. Proj., Series I2, Rfdg., AMT	5.000	01/01/32	1,600	1,763,572
Whiting Rev.,
BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,066,075

				15,372,581

Kansas 0.2%

Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys.
Rev.,
Impvt., Series A	5.000	09/01/45	2,170	2,211,664

Kentucky 1.8%

Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,465	3,460,318
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	8,150	8,160,822
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,361,381

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky (cont’d.)

Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450%(cc)	06/01/39	1,500	$1,407,496
Trimble Cnty. Elec. Pwr. & Lt. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg.,
AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,054,201

				18,444,218

Louisiana 0.6%

Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	2,500	2,533,004
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	10,256
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,007,109
Louisiana St. Hwy. Impt. Rev.,
Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,256,259

				5,806,628

Maine 0.2%

Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000	07/01/27	1,200	1,263,461
Maine Hlth., Series A	5.000	07/01/28	1,140	1,220,944

				2,484,405

Maryland 0.2%

Maryland St. Trans. Auth. Rev.,
Series A, Rfdg.(hh)	5.000	07/01/41	2,045	2,358,638

Massachusetts 0.5%

Massachusetts Comnwlth.,
Series A, GO, Rfdg.	5.000	03/01/34	1,500	1,823,484
Massachusetts Dev. Fin. Agcy. Rev.,
Beth Israel Lahey Hlth., Series M	5.000	07/01/32	2,500	2,887,555
Massachusetts St. Port Auth. Rev.,
Series A, Rfdg., AMT	5.000	07/01/27	320	335,926

				5,046,965

See Notes to Financial Statements.

PGIM National Muni Fund 19

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan 1.8%

Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000%	04/15/29	1,000	$1,103,690
Local Govt. Loan Prog., Series F1, Rfdg.	4.000	10/01/24	3,250	3,245,570
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	2,000	2,175,554
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	3,750	4,096,743
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	3,500	3,573,744
Michigan St. Univ. Rev.,
Series A, Rfdg.	5.000	02/15/32	1,500	1,746,931
Series A, Rfdg.	5.000	08/15/39	2,000	2,269,785

				18,212,017

Minnesota 0.4%

Minneapolis Rev.,
Allina Hlth. Sys., Series B (Mandatory put date 11/15/30)	5.000(cc)	11/15/53	1,000	1,098,040
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev.,
Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,583,744

				3,681,784

Mississippi 0.0%

Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	492,864

Missouri 0.6%

Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,502,605
BJC Hlth. Sys., Series A	5.000	05/01/30	2,000	2,265,131

				5,767,736

Nebraska 0.4%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	3,000	3,173,021
Douglas Cnty. Hosp. Auth. No. 2 Rev.,
Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,294,639

				4,467,660

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Hampshire 0.2%

New Hampshire Bus. Fin. Auth. Rev.,
Univ. of Nevada Reno Proj., Series A, BAM	5.250%	06/01/51	1,820	$1,952,443

New Jersey 5.3%

Gloucester Cnty. Impvt. Auth. Rev.,
Rowan Univ. Proj., BAM	5.000	07/01/49	1,500	1,612,612
Rowan Univ. Student Ctr. Proj., Loan Rev. Nts., Rfdg.	4.000	02/27/25	1,450	1,457,146
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,111,920
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	549,793
Sch. Facs. Construction	5.000	06/15/29	1,500	1,663,173
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,110,514
Series SSS, Rfdg.(hh)	5.250	06/15/36	1,000	1,192,182
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,573,205
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,064,325
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,001,657
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/25	550	562,268
Sr. Series A, Rfdg.	5.000	12/01/26	700	725,679
New Jersey St.,
Covid-19 Gov. Emergency Bonds, Series A, GO	5.000	06/01/28	3,205	3,509,352
New Jersey Tpke. Auth. Rev.,
Exchange, Series A, Rfdg.(hh)	4.000	01/01/35	3,000	3,293,283
Series A	5.000	01/01/28	1,505	1,514,684
Series A, Rfdg.	5.000	01/01/35	1,000	1,035,139
Series E, Rfdg.	5.000	01/01/32	4,110	4,468,273
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.000	06/15/27	1,200	1,277,439
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,423,727
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	4,085	4,486,118
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,352,569
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,279,659
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,587,169
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/25	2,555	2,599,463
Series A, Rfdg.	5.000	06/01/26	2,300	2,375,585
Series A, Rfdg.	5.000	06/01/27	710	745,069
Series A, Rfdg.	5.000	06/01/29	3,030	3,231,120

See Notes to Financial Statements.

PGIM National Muni Fund 21

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

Tob. Settlement Fing. Corp. Rev., (cont’d.)
Series A, Rfdg.	5.000%	06/01/31	1,650	$1,756,283
Series A, Rfdg.	5.000	06/01/37	2,000	2,100,773

				54,660,179

New Mexico 0.4%

Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,291,353
Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	2,972,127

				4,263,480

New York 8.3%

Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	3,922,286
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,815,940
Series F, Rfdg.	5.000	09/01/33	3,125	3,776,766
Metropolitan Trans. Auth. Rev.,
Sustainable Bond, Series D1	5.000	11/15/45	4,000	4,236,629
Nassau Cnty. Local Econ. Assistance Corp. Rev.,
Roosevelt Children Academy Chart. Sch. Proj., Series A	5.000	07/01/55	1,000	1,002,549
New York,
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,048,045
Sub. Series F-1, GO, Rfdg.	5.000	08/01/28	2,000	2,190,948
New York City Hsg. Dev. Corp. Rev.,
8 Spruce Street, Class E, Rfdg.	3.500	02/15/48	3,500	3,471,281
New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,073,418
Sub. Series CC-2	5.000	06/15/28	2,330	2,478,625
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,795,322
Future Tax Sec’d., Sub. Fiscal 2015, Series E-1	5.000	02/01/41	3,300	3,337,830
Sub. Series A-2	5.000	08/01/38	2,000	2,104,377
New York City Trans. Fin. Auth. Rev.,
Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	4,060,869
Sub. Series D-1, Rfdg.	5.000	11/01/40	2,000	2,304,515
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	7,000	6,355,399

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York Liberty Dev. Corp. Rev., (cont’d.)
Series 1WTC, Rfdg.	4.000%	02/15/43	2,500	$2,468,946
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,048,201
Series A, Rfdg.	5.250	03/15/37	1,000	1,100,364
New York St. Thruway Auth. Rev.,
Series P, Rfdg.	5.000	01/01/33	3,000	3,571,031
New York St. Urban Dev. Corp. Rev.,
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,406,123
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 2	5.000	03/15/43	2,090	2,224,204
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguar Arpt. Terminals C&D Redev.	5.000	01/01/25	2,075	2,083,509
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	814,102
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,000,644
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	1,250	1,402,866
Sustainable Bond, JFK Int’l. Arpt. Terminal One Proj., AGM	5.500	06/30/43	2,000	2,169,233
Sustainable Bond, John F. Kennedy Int’l. Arpt. Term. One Proj., AMT	6.000	06/30/54	1,500	1,652,159
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,605,174
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,027,680
Series 231ST, Rfdg., AMT	5.500	08/01/40	1,290	1,448,992
Rockland Cnty. Indl. Dev. Agcy. Rev.,
Rockland Gardens Proj. (Mandatory put date 05/01/25)	4.650(cc)	05/01/27	1,200	1,203,645
Triborough Bridge & Tunnel Auth. Rev.,
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,859,687
TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/41	2,405	2,424,347
Utility Debt Secur. Auth. Rev.,
Restructuring Bonds, Series TE-1, Rfdg.	5.000	06/15/28	3,000	3,151,230
TE, Series 1, Rfdg.	5.000	06/15/31	3,000	3,376,037
Westchester Cnty. Local Dev. Corp. Rev.,
NY Blood Ctr. Proj.	5.000	07/01/38	1,150	1,262,676

				86,275,649

See Notes to Financial Statements.

PGIM National Muni Fund 23

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

North Carolina 0.4%

Charlotte Arpt. Rev.,
Series B, Rfdg. AMT	5.000%	07/01/30	1,125	$1,229,189
Charlotte Mecklenburg Hosp. Auth. Rev.,
Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,100	1,191,292
Inlivian Rev.,
Albemarle Landing (Mandatory put date 04/01/24)	2.375(cc)	04/01/25	1,910	1,907,012

				4,327,493

North Dakota 0.1%

Cass Cnty. Joint Wtr. Resource Dist.,
Series A, GO	0.480	05/01/24	1,000	993,092

Ohio 3.4%

Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	484,440
Allen Cnty. Hosp. Facs. Rev.,
Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,235,103
American Muni. Pwr., Inc. Rev.,
Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000	02/15/39	2,000	2,266,924
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	8,005	8,551,965
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,560	3,888,567
Franklin Cnty. Hosp. Facs. Rev.,
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,960	4,766,118
Lancaster Port Auth. Rev.,
Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,360,143
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	441,657
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,467,795
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B (Mandatory put date 11/01/24)	1.375(cc)	02/01/26	750	729,129
Ohio St.,
Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,068,227
Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	5.000	01/01/28	2,890	3,124,618

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Ohio St. Univ. Rev.,
Multiyear Debt Issuance Prog. II, Series C	5.250%	12/01/46	3,500	$3,994,336
Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev.,
Sustainable Bonds, Series C	5.000	12/01/33	2,000	2,420,481

				35,799,503

Oklahoma 0.5%

Oklahoma Tpke. Auth. Rev.,
Series A	5.000	01/01/42	3,000	3,093,899
Stillwater Util. Auth. Rev.,
Series A	5.000	10/01/39	1,865	1,887,935

				4,981,834

Pennsylvania 5.7%

Allegheny Cnty. Arpt. Auth. Rev.,
Series A, AMT	5.000	01/01/27	2,000	2,079,980
Bucks Cnty. Indl. Dev. Auth. Rev.,
Grand View Hosp. Proj.	5.000	07/01/25	350	343,786
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,200,293
Renaissance Academy Chart. Sch., Rfdg.	5.000	10/01/34	1,500	1,507,369
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	3,520	3,588,525
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	2,280	2,454,780
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,258,308
Delaware Vlly. Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	2,015	2,215,752
Geisinger Auth. Rev.,
Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,100	1,136,671
Gen. Auth. of Southcentral Pennsylvania Rev.,
Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/34	3,000	3,563,159
Wellspan Hlth. Oblig. Grp., Series A, Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,000	3,012,831
Lehigh Cnty. Gen. Purp. Auth. Rev.,
Lehigh Vlly. Academy Regl. Chart. Sch.	4.000	06/01/57	1,445	1,121,909
Luzerne Cnty. Indl. Dev. Auth. Rev.,
Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,152,069

See Notes to Financial Statements.

PGIM National Muni Fund 25

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500%	06/30/42	3,025	$3,381,041
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,156,615
Pennsylvania St. Univ. Rev.,
Series A	5.000	09/01/41	2,400	2,500,914
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000	12/01/38	1,000	1,013,742
Series A	5.000	12/01/49	3,150	3,324,342
Series A-1, Rfdg.	5.000	12/01/40	1,635	1,651,951
Series A-1, Rfdg.	5.000	12/01/45	7,305	7,358,487
Series A-2, Rfdg.	5.000	12/01/28	870	942,404
Sub. Series A-1	5.000	12/01/25	1,425	1,469,380
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,076,338
Sub. Series B-1	5.250	06/01/47	2,000	2,090,882
Philadelphia Auth. for Indl. Dev. Rev.,
Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,095,281
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	680,769
16th Series A, AGM	5.000	08/01/29	1,000	1,108,377
Univ. of Pittsburgh Comnwlth. Sys. of Higher Ed. Rev.,
Rfdg.	4.000	04/15/26	2,395	2,448,532
Univ. Capital Proj. Bonds, Series A	5.000	02/15/34	1,500	1,823,524

				59,758,011

Puerto Rico 2.1%

Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	3.989(t)	07/01/24	5,934	5,855,201
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
San Juan Cruise Terminal Proj., Series 2023, Class A-1, AMT	6.750	01/01/45	1,000	1,191,491
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	852,135
Restructured, Series A-1, CABS	3.935(t)	07/01/33	1,890	1,313,493
Restructured, Series A-1, CABS	5.053(t)	07/01/46	14,000	4,549,255
Series A-1, CABS	3.305(t)	07/01/24	2,806	2,774,923
Series A-1, CABS	3.747(t)	07/01/27	6,342	5,602,639

				22,139,137

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Rhode Island 1.2%

Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
Clg. & Univ. Rev.	5.250%	08/15/43	3,965	$4,180,894
Lifespan Oblig. Grp.	5.000	05/15/34	2,500	2,849,026
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/24	680	682,053
Series A, Rfdg.	5.000	06/01/40	4,350	4,364,570

				12,076,543

South Carolina 1.2%

Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,683,713
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,432,312
South Carolina Ports Auth. Rev., AMT	4.000	07/01/45	1,000	938,367
South Carolina Pub. Svc. Auth. Rev.,
Series A, Rfdg.	5.000	12/01/29	1,300	1,326,584
Series A, Rfdg.	5.000	12/01/32	4,595	5,133,725

				12,514,701

Tennessee 2.6%

Memphis Shelby Cnty. Arpt. Auth. Rev.,
Series A, AMT	5.000	07/01/25	830	845,060
Metropolitan Govt. Nashville & Davidson Cnty. Sports Auth. Rev.,
Stadium Proj., Sr. Lien, Series A, AGM	5.250	07/01/56	4,000	4,366,041
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	823,828
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,930	5,930,494
Series A (Mandatory put date 10/01/24)	5.000(cc)	02/01/50	3,000	3,020,864
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	9,750	9,732,843
Series A	5.250	09/01/26	2,605	2,656,160

				27,375,290

Texas 8.8%

Arlington Higher Edu. Fin. Corp. Rev.,
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,074,922
Arlington Hsg. Fin. Corp. Rev.,
6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	2,500	2,535,040

See Notes to Financial Statements.

PGIM National Muni Fund 27

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Bexar Cnty. Hsg. Fin. Corp. Rev.,
Pavilion at Culebra Apts. (Mandatory put date 03/01/26)	4.050%(cc)	03/01/28	2,500	$2,506,022
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	2,000	2,007,081
Series C	5.000	01/01/27	800	821,272
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/40	1,395	1,428,968
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,024,802
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,185,760
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,001,497
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,007,427
International Leadership of Texas, Inc., Series A, Rfdg., PSFG	5.000	08/15/39	1,000	1,119,600
Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,032,956
Dallas Independent Sch. Dist., GO, Rfdg., PSFG	5.000	02/15/48	3,000	3,257,200
Dallas-Fort Worth Int’l. Arpt. Rev.,
Series A, Rfdg.	5.000	11/01/26	1,375	1,451,411
Series B, Rfdg.	5.000	11/01/26	1,475	1,556,969
EP Tuscany Zaragosa PFC Rev.,
Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,502,607
Galveston Wharves & Term. Rev.,
Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	2,000	2,224,910
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,505	2,607,362
Memorial Hermann Hlth. Sys., Series B-2 (Mandatory put date 12/01/24)	5.000(cc)	07/01/49	550	555,275
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,285	1,295,719
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/29	1,710	1,919,050
Series A, Rfdg.	5.000	08/15/35	2,000	2,370,543
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,324,930
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	3,600	3,892,357
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,024,616

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Hutto Independent Sch. Dist.,
GO, PSFG	5.000%	08/01/24	1,000	$1,007,445
GO, PSFG	5.000	08/01/48	1,000	1,099,723
Lakeside Place PFC Rev.,
Brookside Gardens Apartments (Mandatory put date 11/01/25)	4.150(cc)	11/01/26	3,500	3,516,264
Lamar Consolidated Independent Sch. Dist.,
Series A, GO, PSFG	5.000	02/15/58	2,000	2,164,867
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	2,000	2,128,795
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,726,384
Series B, Rfdg., AGM	5.000	05/15/28	1,130	1,222,119
North Texas Twy. Auth. Rev.,
1st Tier Bonds, Series A, Rfdg.	5.000	01/01/25	2,030	2,056,464
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,180	1,217,850
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,295,324
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,640	1,733,658
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,495	1,614,540
Series A, Rfdg.	5.000	01/01/30	1,765	1,824,732
Series B, Rfdg.	5.000	01/01/45	2,000	2,019,189
Northwest Independent Sch. Dist.,
GO, PSFG	5.000	02/15/48	1,500	1,628,871
Permanent Univ. Fd. Univ. of Texas Sys. Rev.,
Series A, Rfdg.	5.000	07/01/40	3,000	3,452,811
Tarrant Cnty. Cultrl. Edu. Facs. Fin. Corp. Rev.,
Christus Hlth. Series A (Mandatory put date 07/01/32)	5.000(cc)	07/01/53	3,000	3,400,914
Texas Natural Gas Securitization Fin. Corp. Rev.,
Txbl. Customer Rate Relief Bonds, Tranche A-1	5.102	04/01/35	3,000	3,027,622
Texas Priv. Activity Bond Surface Trans. Corp. Rev.,
Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	2,020,696
Texas St.,
Mobility Fund, Series B, GO, Rfdg.	5.000	10/01/36	1,870	1,938,495
Texas Trans. Commn. St. Hwy. Fd. Rev.,
Rfdg.(hh)	5.000	10/01/33	3,000	3,597,150

				91,422,209

Utah 1.8%

Intermountain Pwr. Agcy. Rev.,
Series A	5.250	07/01/45	2,500	2,826,037
Ogden City Sch. Dist.,
GO	1.375	06/15/32	2,010	1,654,546

See Notes to Financial Statements.

PGIM National Muni Fund 29

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Utah (cont’d.)

Ogden City Sch. Dist., (cont’d.)
GO	1.500%	06/15/33	1,420	$1,156,987
GO	1.625	06/15/34	2,200	1,765,227
Salt Lake City Arpt. Rev.,
Series A, AMT	5.500	07/01/53	875	964,648
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/28	2,070	2,197,722
Series A, AMT	5.250	07/01/48	2,000	2,084,425
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,305	2,478,500
Utah Telecommunication Open Infrast. Agcy. Rev.,
Rfdg.	5.500	06/01/40	3,485	4,050,616

				19,178,708

Virginia 0.3%

James City Cnty. Econ. Dev. Auth. Rev.,
Williamsburg Landing, Temps 50, Series C-3	5.250	12/01/27	1,000	998,559
Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,748,014
Wise Cnty. Indl. Dev. Auth. Rev.,
VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	744,076

				3,490,649

Washington 2.0%

King Cnty.,
Series A, GO	5.000	01/01/28	1,000	1,088,416
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	3,975	4,162,274
Intermediate Lien, Series C, AMT	5.000	05/01/25	1,125	1,143,810
Series A, AMT	5.000	05/01/43	1,675	1,718,770
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	683,130
Washington Hlthcare. Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,692,209
Washington St.,
Series 2020A, GO	5.000	08/01/42	3,000	3,238,722
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,131,882

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)

Washington St. Hsg. Fin. Commn. Rev.,
Sustainable Cert., Series 2023-1, Class X	1.492%(cc)	04/20/37	32,759	$3,582,584

				20,441,797

West Virginia 0.2%

West Virginia Parkways Auth. Rev.,
Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,868,452

Wisconsin 0.7%

Pub. Fin. Auth. Rev.,
Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	1,500	1,542,277
Wisconsin Dept. of Trans. Rev.,
Series 1, Rfdg.(hh)	5.000	07/01/29	3,000	3,352,590
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,000	1,001,977
Forensic Science and Protective Med. Collaboration, Inc. Proj., 144A(hh)	5.000	08/01/27	1,400	1,433,566

				7,330,410

Wyoming 0.3%

Lincoln Cnty. Rev.,
Exxonmobil Proj., Non ACE, Rfdg., Non AMT, FRDD	3.650(cc)	10/01/44	3,060	3,060,000

TOTAL MUNICIPAL BONDS
(cost $992,189,601)				991,696,413

			Shares

UNAFFILIATED EXCHANGE-TRADED FUND 2.0%
iShares National Muni Bond ETF
(cost $19,660,714)			187,690	20,264,889

TOTAL LONG-TERM INVESTMENTS
(cost $1,011,850,315)				1,011,961,302

SHORT-TERM INVESTMENTS 4.2%

AFFILIATED MUTUAL FUND 3.5%
PGIM Core Ultra Short Bond Fund
(cost $36,704,919)(wb)			36,704,919	36,704,919

See Notes to Financial Statements.

PGIM National Muni Fund 31

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description			Principal Amount (000)#	Value

COMMERCIAL PAPER 0.7%
Board of Regents of The University of Texas System,
(cost $6,999,658)	3.450%	03/05/24	7,000	$7,000,265

TOTAL SHORT-TERM INVESTMENTS
(cost $43,704,577)				43,705,184

TOTAL INVESTMENTS 101.5%
(cost $1,055,554,892)				1,055,666,486
Liabilities in excess of other assets(z) (1.5)%				(15,564,871)

NET ASSETS 100.0%				$1,040,101,615

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CA—Credit Agricole Securities Inc.

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

COP—Certificates of Participation

ETF—Exchange-Traded Fund

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.

See Notes to Financial Statements.

(t)	Represents zero coupon. Rate quoted represents effective yield at February 29, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
32	5 Year U.S. Treasury Notes	Jun. 2024	$3,421,000	$(745)
129	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	16,495,875	(71,404)
				$(72,149)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$1,157,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$31,519,306	$—
Alaska	—	9,409,081	—
Arizona	—	36,131,496	—
Arkansas	—	3,035,848	—
California	—	25,156,277	—
Colorado	—	58,809,448	—
Connecticut	—	12,771,047	—

See Notes to Financial Statements.

PGIM National Muni Fund 33

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
District of Columbia	$—	$24,649,083	$—
Florida	—	71,061,706	—
Georgia	—	49,284,777	—
Hawaii	—	4,092,005	—
Idaho	—	2,244,258	—
Illinois	—	105,275,341	—
Indiana	—	15,372,581	—
Kansas	—	2,211,664	—
Kentucky	—	18,444,218	—
Louisiana	—	5,806,628	—
Maine	—	2,484,405	—
Maryland	—	2,358,638	—
Massachusetts	—	5,046,965	—
Michigan	—	18,212,017	—
Minnesota	—	3,681,784	—
Mississippi	—	492,864	—
Missouri	—	5,767,736	—
Nebraska	—	4,467,660	—
New Hampshire	—	1,952,443	—
New Jersey	—	54,660,179	—
New Mexico	—	4,263,480	—
New York	—	86,275,649	—
North Carolina	—	4,327,493	—
North Dakota	—	993,092	—
Ohio	—	35,799,503	—
Oklahoma	—	4,981,834	—
Pennsylvania	—	59,758,011	—
Puerto Rico	—	22,139,137	—
Rhode Island	—	12,076,543	—
South Carolina	—	12,514,701	—
Tennessee	—	27,375,290	—
Texas	—	91,422,209	—
Utah	—	19,178,708	—
Virginia	—	3,490,649	—
Washington	—	20,441,797	—
West Virginia	—	1,868,452	—
Wisconsin	—	7,330,410	—
Wyoming	—	3,060,000	—
Unaffiliated Exchange-Traded Fund	20,264,889	—	—
Short-Term Investments
Affiliated Mutual Fund	36,704,919	—	—
Commercial Paper	—	7,000,265	—

Total	$56,969,808	$998,696,678	$—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments*
Liabilities
Futures Contracts	$(72,149)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Transportation	22.4%
Healthcare	12.7
Special Tax/Assessment District	11.1
Pre-pay Gas	9.4
General Obligation	7.7
Power	6.2
Education	5.8
Tobacco Appropriated	5.1
Development	4.8
Affiliated Mutual Fund	3.5
Corporate Backed IDB & PCR	3.1

Water & Sewer	2.9%
Lease Backed Certificate of Participation	2.7
Unaffiliated Exchange-Traded Fund	2.0
Pre-Refunded	1.4
Commercial Paper	0.7

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$72,149*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM National Muni Fund 35

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$334,916

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$385,668

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Short Positions (1)	$23,150,513

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Assets
Investments at value:
Unaffiliated investments (cost $1,018,849,973)	$1,018,961,567
Affiliated investments (cost $36,704,919)	36,704,919
Interest receivable	10,573,796
Receivable for Fund shares sold	2,110,553
Deposit with broker for centrally cleared/exchange-traded derivatives	1,157,000
Prepaid expenses	4,506

Total Assets	1,069,512,341

Liabilities
Payable for investments purchased	18,746,602
Payable for Fund shares purchased	10,009,673
Management fee payable	209,352
Dividends payable	116,179
Distribution fee payable	113,690
Due to broker—variation margin futures	101,281
Accrued expenses and other liabilities	85,967
Affiliated transfer agent fee payable	26,984
Directors’ fees payable	998

Total Liabilities	29,410,726

Net Assets	$1,040,101,615

Net assets were comprised of:
Common stock, at par	$743,479
Paid-in capital in excess of par	1,076,167,498
Total distributable earnings (loss)	(36,809,362)

Net assets, February 29, 2024	$1,040,101,615

See Notes to Financial Statements.

PGIM National Muni Fund 37

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Class A

Net asset value and redemption price per share, ($520,516,326 ÷ 37,192,182 shares of common stock issued and outstanding)	$14.00
Maximum sales charge (3.25% of offering price)	0.47

Maximum offering price to public	$14.47

Class C

Net asset value, offering price and redemption price per share, ($11,347,878 ÷ 809,132 shares of common stock issued and outstanding)	$14.02

Class Z

Net asset value, offering price and redemption price per share, ($309,909,326 ÷ 22,164,003 shares of common stock issued and outstanding)	$13.98

Class R6

Net asset value, offering price and redemption price per share, ($198,328,085 ÷ 14,182,548 shares of common stock issued and outstanding)	$13.98

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)
Income
Interest income	$15,608,092
Affiliated dividend income	628,792
Unaffiliated dividend income	209,270

Total income	16,446,154

Expenses
Management fee	1,408,419
Distribution fee(a)	711,043
Transfer agent’s fees and expenses (including affiliated expense of $ 72,085)(a)	290,980
Registration fees(a)	62,448
Custodian and accounting fees	38,245
Shareholders’ reports	24,860
Professional fees	20,941
Audit fee	20,263
Directors’ fees	11,194
Miscellaneous	21,677

Total expenses	2,610,070
Less: Fee waiver and/or expense reimbursement(a)	(181,336)
Custodian fee credit	(11)

Net expenses	2,428,723

Net investment income (loss)	14,017,431

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(8,457,182)
Futures transactions	334,916

(8,122,266)

Net change in unrealized appreciation (depreciation) on:
Investments	31,132,907
Futures	385,668

31,518,575

Net gain (loss) on investment transactions	23,396,309

Net Increase (Decrease) In Net Assets Resulting From Operations	$37,413,740

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	650,128	60,915	—	—
Transfer agent’s fees and expenses	187,925	6,226	94,701	2,128
Registration fees	15,821	7,682	23,827	15,118
Fee waiver and/or expense reimbursement	(72,575)	(1,700)	(63,920)	(43,141)

See Notes to Financial Statements.

PGIM National Muni Fund 39

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$14,017,431	$21,442,322
Net realized gain (loss) on investment transactions	(8,122,266)	(7,420,129)
Net change in unrealized appreciation (depreciation) on investments	31,518,575	1,680,359

Net increase (decrease) in net assets resulting from operations	37,413,740	15,702,552

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,139,446)	(12,121,320)
Class C	(112,364)	(201,961)
Class Z	(3,803,880)	(4,461,089)
Class R6	(2,850,107)	(4,563,433)

	(13,905,797)	(21,347,803)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	242,790,590	291,685,672
Net asset value of shares issued in reinvestment of dividends and distributions	13,250,959	20,201,516
Cost of shares purchased	(162,268,230)	(302,371,561)

Net increase (decrease) in net assets from Fund share transactions	93,773,319	9,515,627

Total increase (decrease)	117,281,262	3,870,376

Net Assets:
Beginning of period	922,820,353	918,949,977

End of period	$1,040,101,615	$922,820,353

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.68		$13.75	$15.32	$15.10	$15.27	$14.59
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.31	0.27	0.31	0.40	0.47
Net realized and unrealized gain (loss) on investment transactions	0.32		(0.07)	(1.57)	0.22	(0.15)	0.68
Total from investment operations	0.51		0.24	(1.30)	0.53	0.25	1.15
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.31)	(0.27)	(0.31)	(0.42)	(0.47)
Net asset value, end of period	$14.00		$13.68	$13.75	$15.32	$15.10	$15.27
Total Return(b):	3.74%		1.78%	(8.56)%	3.58%	1.69%	8.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$520,516		$525,991	$552,551	$673,470	$606,460	$549,601
Average net assets (000)	$522,960		$533,792	$613,992	$642,658	$569,886	$517,732
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.62	%(c)	0.62%	0.61%	0.61%	0.76%	0.85%
Expenses before waivers and/or expense reimbursement	0.65	%(c)	0.65%	0.64%	0.63%	0.76%	0.85%
Net investment income (loss)	2.77	%(c)	2.28%	1.85%	2.05%	2.67%	3.23%
Portfolio turnover rate(d)(e)	45%		57%	50%	27%	71%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 41

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.71		$13.78	$15.35	$15.13	$15.30	$14.62
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.19	0.15	0.19	0.28	0.36
Net realized and unrealized gain (loss) on investment transactions	0.31		(0.07)	(1.57)	0.22	(0.15)	0.67
Total from investment operations	0.44		0.12	(1.42)	0.41	0.13	1.03
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.19)	(0.15)	(0.19)	(0.30)	(0.35)
Net asset value, end of period	$14.02		$13.71	$13.78	$15.35	$15.13	$15.30
Total Return(b):	3.20%		0.89%	(9.31)%	2.71%	0.86%	7.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,348		$12,730	$15,384	$19,794	$22,918	$22,311
Average net assets (000)	$12,250		$14,463	$17,931	$21,489	$22,458	$24,307
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.52	%(c)	1.49%	1.46%	1.45%	1.59%	1.67%
Expenses before waivers and/or expense reimbursement	1.55	%(c)	1.52%	1.49%	1.47%	1.59%	1.67%
Net investment income (loss)	1.87	%(c)	1.41%	1.01%	1.23%	1.84%	2.44%
Portfolio turnover rate(d)(e)	45%		57%	50%	27%	71%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.66		$13.74	$15.30	$15.08	$15.25	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.35	0.31	0.35	0.44	0.51
Net realized and unrealized gain (loss) on investment transactions	0.32		(0.08)	(1.57)	0.22	(0.15)	0.67
Total from investment operations	0.53		0.27	(1.26)	0.57	0.29	1.18
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.35)	(0.30)	(0.35)	(0.46)	(0.51)
Net asset value, end of period	$13.98		$13.66	$13.74	$15.30	$15.08	$15.25
Total Return(b):	3.88%		1.97%	(8.28)%	3.83%	1.95%	8.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$309,909		$205,178	$171,216	$167,012	$88,266	$79,953
Average net assets (000)	$254,852		$175,759	$169,419	$126,301	$85,403	$71,675
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.36	%(c)	0.36%	0.36%	0.36%	0.51%	0.63%
Expenses before waivers and/or expense reimbursement	0.41	%(c)	0.44%	0.44%	0.44%	0.55%	0.63%
Net investment income (loss)	3.02	%(c)	2.55%	2.11%	2.26%	2.92%	3.45%
Portfolio turnover rate(d)(e)	45%		57%	50%	27%	71%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 43

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.67		$13.74	$15.30	$15.08	$15.26	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.36	0.32	0.35	0.44	0.50
Net realized and unrealized gain (loss) on investment transactions	0.31		(0.07)	(1.57)	0.23	(0.15)	0.69
Total from investment operations	0.52		0.29	(1.25)	0.58	0.29	1.19
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.36)	(0.31)	(0.36)	(0.47)	(0.51)
Net asset value, end of period	$13.98		$13.67	$13.74	$15.30	$15.08	$15.26
Total Return(b):	3.84%		2.11%	(8.21)%	3.91%	1.94%	8.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$198,328		$178,921	$179,799	$219,454	$108,015	$46,168
Average net assets (000)	$186,598		$175,411	$208,328	$160,277	$76,818	$21,413
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29	%(c)	0.29%	0.29%	0.29%	0.42%	0.61%
Expenses before waivers and/or expense reimbursement	0.34	%(c)	0.34%	0.33%	0.34%	0.46%	0.65%
Net investment income (loss)	3.09	%(c)	2.61%	2.17%	2.32%	2.94%	3.34%
Portfolio turnover rate(d)(e)	45%		57%	50%	27%	71%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential National Muni Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM National Muni Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM National Muni Fund 45

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

PGIM National Muni Fund 47

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 29, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—

PGIM National Muni Fund 49

Notes to Financial Statements (unaudited) (continued)

Class	Expense Limitations
Z	0.36%
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 29, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$107,156	$1,697
C	—	5

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$497,220,333	$427,201,743

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 29, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:
PGIM Core Ultra Short Bond Fund(1)(wb)

$112,144	$295,940,881	$259,348,106	$—	$—	$36,704,919	36,704,919	$628,792

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,055,982,224	$15,997,602	$(16,385,489)	$(387,887)

PGIM National Muni Fund 51

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$30,694,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	150,000,000

B	5,000,000

C	25,000,000

Z	375,000,000

T	75,000,000

R6	370,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	70.4

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 29, 2024:
Shares sold	3,223,070	$ 44,489,626
Shares issued in reinvestment of dividends and distributions	472,527	6,510,098
Shares purchased	(4,763,139)	(65,867,803)
Net increase (decrease) in shares outstanding before conversion	(1,067,542)	(14,868,079)
Shares issued upon conversion from other share class(es)	74,863	1,039,229
Shares purchased upon conversion into other share class(es)	(273,211)	(3,807,116)
Net increase (decrease) in shares outstanding	(1,265,890)	$ (17,635,966)

Year ended August 31, 2023:
Shares sold	5,890,283	$ 80,536,733
Shares issued in reinvestment of dividends and distributions	805,859	11,017,979
Shares purchased	(8,091,571)	(110,554,147)
Net increase (decrease) in shares outstanding before conversion	(1,395,429)	(18,999,435)
Shares issued upon conversion from other share class(es)	119,137	1,634,090
Shares purchased upon conversion into other share class(es)	(450,931)	(6,216,429)
Net increase (decrease) in shares outstanding	(1,727,223)	$ (23,581,774)

PGIM National Muni Fund 53

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended February 29, 2024:
Shares sold	107,118	$ 1,469,401
Shares issued in reinvestment of dividends and distributions	8,070	111,420
Shares purchased	(158,692)	(2,195,151)
Net increase (decrease) in shares outstanding before conversion	(43,504)	(614,330)
Shares purchased upon conversion into other share class(es)	(76,195)	(1,054,996)
Net increase (decrease) in shares outstanding	(119,699)	$ (1,669,326)

Year ended August 31, 2023:
Shares sold	181,708	$ 2,482,121
Shares issued in reinvestment of dividends and distributions	14,624	200,407
Shares purchased	(275,047)	(3,766,538)
Net increase (decrease) in shares outstanding before conversion	(78,715)	(1,084,010)
Shares purchased upon conversion into other share class(es)	(108,890)	(1,495,791)
Net increase (decrease) in shares outstanding	(187,605)	$ (2,579,801)

Class Z
Six months ended February 29, 2024:
Shares sold	11,021,525	$ 150,994,677
Shares issued in reinvestment of dividends and distributions	274,669	3,791,689
Shares purchased	(3,986,791)	(54,695,930)
Net increase (decrease) in shares outstanding before conversion	7,309,403	100,090,436
Shares issued upon conversion from other share class(es)	116,684	1,607,102
Shares purchased upon conversion into other share class(es)	(277,513)	(3,786,781)
Net increase (decrease) in shares outstanding	7,148,574	$ 97,910,757

Year ended August 31, 2023:
Shares sold	9,707,194	$ 132,625,106
Shares issued in reinvestment of dividends and distributions	324,679	4,438,715
Shares purchased	(7,929,842)	(107,809,066)
Net increase (decrease) in shares outstanding before conversion	2,102,031	29,254,755
Shares issued upon conversion from other share class(es)	467,597	6,439,519
Shares purchased upon conversion into other share class(es)	(17,168)	(235,841)
Net increase (decrease) in shares outstanding	2,552,460	$ 35,458,433

Share Class	Shares	Amount

Class R6
Six months ended February 29, 2024:
Shares sold	3,328,268	$45,836,886
Shares issued in reinvestment of dividends and distributions	206,090	2,837,752
Shares purchased	(2,880,014)	(39,509,346)
Net increase (decrease) in shares outstanding before conversion	654,344	9,165,292
Shares issued upon conversion from other share class(es)	438,446	6,039,378
Shares purchased upon conversion into other share class(es)	(2,693)	(36,816)
Net increase (decrease) in shares outstanding	1,090,097	$15,167,854

Year ended August 31, 2023:
Shares sold	5,574,464	$76,041,712
Shares issued in reinvestment of dividends and distributions	332,632	4,544,415
Shares purchased	(5,892,399)	(80,241,810)
Net increase (decrease) in shares outstanding before conversion	14,697	344,317
Shares issued upon conversion from other share class(es)	47,546	654,186
Shares purchased upon conversion into other share class(es)	(56,599)	(779,734)
Net increase (decrease) in shares outstanding	5,644	$218,769

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM National Muni Fund 55

Notes to Financial Statements  (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended February 29, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption

PGIM National Muni Fund 57

Notes to Financial Statements  (unaudited) (continued)

proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM National Muni Fund 59

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102
SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102
CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286
TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017
FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM National Muni Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM NATIONAL MUNI FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRNMX	PNMCX	DNMZX	PNMQX

CUSIP	74441U105	74441U303	74441U402	74441U600

MF104E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2024